Summary of Significant Accounting Policies - Narrative - 10Q (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Restricted cash | $	$ 508	$ 339	$ 0
Cash and cash equivalents, at or above FDIC insurance limits | $	$ 147,700	$ 66,500